Description of Business (Details Narrative) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 21, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,058	$ 3,589	$ 2,109	$ 13,840	$ 9,601	$ 7,843	$ 7,755	$ 31,284	$ 33,780	[1]	$ 30,451	[2]
Accumulated defecit	99,196						99,196		91,440	[3]	57,660
Cash	1,934						1,934		$ 47		$ 271	[4]
Crypto assets	$ 2,200						$ 2,200
Cash balance													$ 47

[1]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
[2]	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
[3]	Cumulative and current year impacts of corrections of errors to the consolidated statements of operations, primarily related to historical adjustments within fair value of convertible debt, warrants and stock-based compensation expense.
[4]	Impact of improper inclusion of Data Knights financial information prior to the closing of the Business Combination.